Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Summary of deferred revenue balances

	Year Ended December 31,
	2020	2019
Deferred revenue, beginning of the period	$20,760	$13,581
Deferred revenue, end of the period	$30,627	$20,760
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	$11,221	$11,865

Summary of disaggregation of revenue

	Year Ended December 31,
	2020	2019	2018
Online gaming	$517,632	$308,177	$219,131
Gaming software	75,629	—	—
Other	21,271	15,233	7,146
Total Revenue	$614,532	$323,410	$226,277

Summary of company's revenue by geographical location

	Year ended December 31,
	2020	2019	2018
United States	$544,463	$318,144	$219,415
International	70,069	5,266	6,862
Total Revenue	$614,532	$323,410	$226,277